Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 59,367	$ 56,155
Average outstanding balance during the year	$ 50,349	$ 47,155
Weighted average interest rate for the year	5.70%	2.70%
Effective interest rate at year-end	6.90%	3.00%